Securities	12 Months Ended
Dec. 31, 2022
Securities
Securities

Note 3:   Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2022:
U.S. government agencies	$45,000	$—	$(968)	$44,032
Subordinated notes	31,160	—	(3,066)	28,094
State and municipal obligations	152,447	459	(7,408)	145,498
Total debt securities	$228,607	$459	$(11,442)	$217,624
Available-for-sale Securities:
December 31, 2021:
U.S. government agencies	$—	$—	$—	$—
Subordinated notes	28,837	76	(148)	28,765
State and municipal obligations	106,533	11,015	—	117,548
Total debt securities	$135,370	$11,091	$(148)	$146,313

There were no sales of investment securities during 2022. During 2021, the Company sold $11.4 million of State and Municipal securities for a total gain of approximately $1,250,000.

The amortized cost and fair value of available-for-sale securities at December 31, 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
One to five years	$45,651	$44,484
Five to ten years	33,440	30,414
Over ten years	149,516	142,726
Totals	$228,607	$217,624

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $68.7 million and $64.4 million at December 31, 2022 and 2021, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2022 and 2021, was $166.1 million and $14.2 million, which represented approximately 76% and approximately 10%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022 and 2021:

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$44,032	$(968)	$—	$—	$44,032	$(968)
Subordinated notes	11,185	(1,565)	10,300	(1,501)	21,485	(3,066)
State and municipal obligations	100,599	(7,408)	—	—	100,599	(7,408)
Total temporarily impaired securities	$155,816	$(9,941)	$10,300	$(1,501)	$166,116	$(11,442)

December 31, 2021
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

(In thousands)
US government agencies	$—	$—	$—	$—	$—	$—
Subordinated notes	14,204	(148)	—	—	14,204	(148)
State and municipal obligations	—	—	—	—	—	—
Total temporarily impaired securities	$14,204	$(148)	$—	$—	$14,204	$(148)

The unrealized losses on the Company’s investments in US government agencies, state and municipal obligations, and subordinated notes were caused by interest rate increases. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2022.